Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 28,451	$ 37,011
Lease Liabilities
Current	8,911	10,000
Non-current	23,387	22,051
Total lease liabilities	32,298	32,051	$ 20,744
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	24,201	32,034
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 4,250	$ 4,977